Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Classes of current inventories [abstract]
Merchandise	$ 3,978		$ 4,070
Project in process	4,859		4,805
Work in process	98		145
Raw materials	279		224
Inventories subtotal	9,214		9,244
Land held under development	1,999		1,999
Construction in progress	103		84
Inventories	$ 11,316	$ 368	$ 11,327